Securities Act Registration No. 333 -56546

Investment Company Act Registration No. 811 -07414

FORM N-1A

SECURITIES AND EXCHANGE COMMISSION

Washington, D. C. 20549

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.___

☐

Post-Effective Amendment No.  27

☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 32

☒

THE SANTA BARBARA GROUP OF MUTUAL FUNDS, INC.

(Exact name of registrant as specified in Charter)

1270 Hillcrest Avenue

Pasadena, California 91106

(Address of Principle Executive Offices and Zip Code)

626-484-5744

(Registrant's Telephone Number including Area Code)

Emile R. Molineaux, General Counsel

Gemini Fund Services, LLC

450 Wireless Blvd.

Hauppauge, New York 11788

 (Name and Address of Agent for Service)

Please send copy of communications to:

JoAnn M. Strasser, Esq.

Thompson Hine LLP

312 Walnut Street , Suite 1400

Cincinnati, Ohio  45202

513-352 - 6725 ( phone )

513-241 - 4771 ( fax )

Approximate date of proposed public offering:

It is proposed that this filing will become effective:

☒ Immediately upon filing pursuant to paragraph (b)

 ☐On (date)   pursuant to paragraph (b)

☐ 60 days after filing pursuant to paragraph (a)(1)

☐ On ___________ pursuant to paragraph (a)(1)

☐ 75 days after filing pursuant to paragraph (a)(2)

☐ On (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☐ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

This filing relates solely to The Montecito Fund.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statemnt pursuant to Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment No. 27 to the Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of  Cincinnati, State of Ohio, on the 11th day of August, 2011.

FOR THE SANTA BARBARA GROUP OF MUTUAL FUNDS, INC.

(REGISTRANT)

                                                             /s/ JOANN M. STRASSER

JOANN M. STRASSER*

ATTORNEY IN FACT

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in their capacities on August 11, 2011

Name

Title

Richard J. Capalbo*

President, Principal Executive Officer,

Treasurer, Principal Financial Officer, and Director

Martha Harris Thompson*

Director

Robert K. Murray*

Director

Louis F. Moret*

Director

/s/ JOANN M. STRASSER

JOANN M. STRASSER *

ATTORNEY IN FACT

* Pursuant to Powers of Attorney

INDEX

Index No.	Description of Exhibit

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase